STOCK, OPTIONS AND WARRANTS (Schedule of Stock Option Activity) (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2008	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
STOCK, OPTIONS AND WARRANTS [Abstract]
Outstanding - beginning balance		2,000,000	2,000,000	2,000,000
Granted	100,000
Exercised
Forfeited or Expired
Distributed
Outstanding - ending balance		2,000,000	2,000,000	2,000,000
Outstanding - beginning balance, Weighted Average Exercise Price		$ 3.00	$ 3.00	$ 2.91
Granted, Weighted Average Exercise Price
Exercised, Weighted Average Exercise Price
Forfeited or Expired, Weighted Average Exercise Price
Distributed, Weighted Average Exercise Price
Outstanding - ending balance, Weighted Average Exercise Price		$ 3.00	$ 3.00	$ 3.00
Exercisable		2,000,000	2,000,000	2,000,000
Exercisable, Weighted Average Exercise Price		$ 3.00	$ 2.91	$ 2.91